Tax - Deferred Tax - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax reconciliation [line items]
Deferred tax assets	$ 122	$ 134
Deferred tax assets recognized related to legal entities which suffered tax loss	3	0
Deferred tax assets liabilities net threshold	10
United Kingdom [member]
Disclosure of income tax reconciliation [line items]
Deferred tax assets	$ 99	113
Deferred Tax Asset Offset Percentage On Annual Profits (50% restriction on deferred tax losses)	50.00%
Deferred Tax Assets Relating To Revenue Losses	$ 62	$ 73
United Kingdom [member] | Bottom of range [member]
Disclosure of income tax reconciliation [line items]
Deferred Tax Asset Reverse Period	6 years	7 years
United Kingdom [member] | Top of range [member]
Disclosure of income tax reconciliation [line items]
Deferred Tax Asset Reverse Period	10 years	10 years
Unprovided deferred tax on unremitted earnings [member]
Disclosure of income tax reconciliation [line items]
Unremitted earnings on which no deferred tax provided	$ 500	$ 500